Consolidated Statements of Stockholders' (Deficit) Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss (Income) [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2021	$ 131,507	$ 92	$ 745,829	$ (60)	$ (614,354)
Beginning balance, shares at Dec. 31, 2021		91,889,418
Issuance of common stock upon exercise of stock options, value	966		966
Issuance of common stock upon exercise of stock options, shares		326,864
Issuance of common stock under ESPP, value	1,769		1,769
Issuance of common stock under ESPP, shares		322,560
Issuance of common stock upon vesting of RSUs and PSUs, net of tax withholdings, shares		282,401
Issuance of common stock, net of issuance costs, value	96,721	$ 32	96,689
Common stock, shares issued		31,746,030
Issuance of common stock from at the market equity offering, value	4,447	$ 1	4,446
Issuance of common stock from at the market equity offering, shares		655,000
Stock-based compensation expense	25,482		25,482
Other comprehensive income (loss)	48			48
Net loss	(250,157)				(250,157)
Ending balance at Dec. 31, 2022	$ 10,783	$ 125	875,181	(12)	(864,511)
Ending balance, shares at Dec. 31, 2022	125,222,273	125,222,273
Issuance of common stock upon exercise of stock options, value	$ 877	$ 0	877
Issuance of common stock upon exercise of stock options, shares	260,640	260,640
Issuance of common stock under ESPP, value	$ 2,151	$ 2	2,149
Issuance of common stock under ESPP, shares		602,692
Issuance of common stock upon vesting of RSUs and PSUs, net of tax withholdings, value	0	$ 1	(1)
Issuance of common stock upon vesting of RSUs and PSUs, net of tax withholdings, shares		1,244,663
Issuance of common stock from at the market equity offering, value	18,159	$ 7	18,152
Issuance of common stock from at the market equity offering, shares		7,711,199
Issuance of warrants	2,785		2,785
Stock-based compensation expense	34,101		34,101
Other comprehensive income (loss)	12			12
Net loss	(113,724)				(113,724)
Ending balance at Dec. 31, 2023	$ (44,856)	$ 135	$ 933,244	$ 0	$ (978,235)
Ending balance, shares at Dec. 31, 2023	135,041,467	135,041,467